Derivatives and Hedging	6 Months Ended
Jun. 30, 2022
Derivatives and Hedging
Derivatives and Hedging

(19) Derivatives and Hedging

Except as mentioned below, the Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company does not hold or issue financial instruments for speculative or trading purposes. The Company does not offset derivative assets and liabilities within the consolidated balance sheets.

Interest Rate Swap

The Company is subject to market risk exposure arising from changes in interest rates on debt, which bears interest at variable rates. The Company has interest rate risk primarily related to its senior secured term loans under the senior secured credit agreement, which bear interest at a variable rate that is currently based on three-months LIBOR (subject to certain benchmark replacement provisions and certain interest rate floors, as applicable). In order to protect against potential higher interest costs resulting from anticipated increases in the benchmark rate for the senior secured tranche B-3 term loans, in February, 2022, Group Services B.V., a wholly owned subsidiary of GBTG and the borrower under the senior secured credit agreement, entered into an interest rate swap contract that fixed the benchmark interest rate with respect to a portion of the senior secured tranche B-3 term loans. The terms of such swap were initially linked to LIBOR as the benchmark rate, with a secured overnight financing rate (SOFR)-based rate replacing LIBOR as the benchmark rate for such swap, commencing in June 2023. The Company’s objective in using an interest rate swap derivative is to mitigate its exposure to increase / variability in LIBOR / SOFR interest rates. The interest rate swap was for a notional amount of debt of $600 million, for a period from March 2022 to March 2025 with fixed interest rate of 2.0725%. The interest rate swap was designated as a cash flow hedge that is highly effective at offsetting the increases in cash outflows when three-month LIBOR exceeds 2.0725%. In June 2022, the Company terminated this interest rate swap realizing $23 million in cash and simultaneously entered into another interest rate swap agreement, on substantially the same terms and conditions as the previous one, except the new fixed interest rate was contracted to be 3.6858%. Under ASC 815, Derivatives and Hedging, the Company has determined that the total amount of $23 million credited to the accumulated other comprehensive income in connection with the termination of the February 2022 interest rate swap contract will be included in the consolidated statement of operations proportionately until March 2025 as an offset to interest expense as the interest payments are made over this period. Further, the Company has determined that the new interest rate swap contract will be designated as a cash flow hedge that is highly effective at offsetting the increases in cash outflows when three-month LIBOR exceeds 3.6858%. Changes in the fair value of the interest rate swap, net of tax, are recognized in other comprehensive income and are reclassified out of accumulated other comprehensive income (loss) and into interest expense when the hedged interest obligations affect earnings.

Warrants and Earnout Shares

As a result of the Business Combination, GBTG has issued and outstanding warrants (see note 14 – Warrants) and Earnout Shares (see note 15 – Earnout Shares). The public and private warrants and non-employee Earnout Shares are classified as derivative liabilities under ASC 815. Derivative warrant and Earnout Shares liabilities are classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

As of June 30, 2022, the number of warrants and non-employee Earnout Shares issued and outstanding were approximately 39 million and 15 million respectively.

The following table presents the balance sheet location and fair value of the Company’s derivative instruments, on a gross basis, under ASC 815:

	Balance sheet	As of	As of
(in $millions)	location	June 30, 2022	December 31, 2021
Derivatives designated as hedging instruments
Interest rate swaps	Other non-current liabilities	$10	—
Derivatives not designated as hedging instruments
Earnout Shares	Earnouts and warrants derivative liabilities	$77	—
Warrants	Earnouts and warrants derivative liabilities	44	—
		$121	—

The table below presents the impact of changes in fair values of derivatives on other comprehensive income (loss) and on net income (loss):

	Amount of gain recognized in				Statement of	Amount of gain recognized in
	other comprehensive loss				operations location	statements of operations
	Three months ended		Six months ended			Three months ended		Six months ended
	June 30		June 30			June 30		June 30
	2022	2021	2022	2021		2022	2021	2022	2021
Derivatives designated as hedging instruments
Interest rate swap	$4	—	$13	—	NA	—	—	—	—
Derivatives not designated as hedging instruments
Earnout Share	NA	—	NA	—	Fair value movement on earnouts and warrants derivative liabilities	$23	—	$23	—
Warrants	NA	—	NA	—	Fair value movement on earnouts and warrants derivative liabilities	13	—	13	—
						$36	—	$36	—